Income tax expense (Details 1) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Expense Details 1
Income before taxation	¥ 48,202	¥ 57,169	¥ 54,696
Computed expected income tax expense	12,051	14,292	13,674
Expenses not deductible for tax purposes	2,585	929	4,167
Income tax expense	¥ 14,636	¥ 15,221	¥ 17,841